Allowance for Loan Losses - Company's Distribution of Risk Ratings within Held-for-Investment Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	$ 1,510,144	$ 2,137,704	$ 2,276,160
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	242,494	478,734	556,966
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	235,985	415,875	479,983
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	6,304	37,064	36,233
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	205	25,372	40,750
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans		423
CRE Owner Occupied [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	278,651	468,442	527,825
CRE Owner Occupied [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	267,018	407,486	456,576
CRE Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	6,669	17,741	19,955
CRE Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	4,964	41,051	51,294
CRE Owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans		2,164
CRE Non-Owner Occupied [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	461,631	576,084	584,857
CRE Non-Owner Occupied [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	451,921	550,426	544,645
CRE Non-Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans		9,464	24,885
CRE Non-Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	9,710	16,194	15,327
Land and Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	70,156	64,306	55,919
Land and Development [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	70,018	61,303	32,791
Land and Development [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans		494
Land and Development [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	138	2,509	23,128
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	156,926	188,478	207,720
Home Equity Lines of Credit [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	155,084	181,796	200,429
Home Equity Lines of Credit [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	1,842	6,682	7,291
Home Equity Term Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	17,239	25,279	30,842
Home Equity Term Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	16,819	24,016	29,561
Home Equity Term Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	420	1,263	1,281
Residential Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	276,993	305,552	273,413
Residential Real Estate Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	272,044	299,625	265,139
Residential Real Estate Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	4,949	5,927	8,274
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	6,054	30,829	38,618
Other [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	5,902	29,994	37,561
Other [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans	152	809	1,057
Other [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Carrying amount of loans		$ 26